Related Party Balance and Transactions - Schedule of Related Party Balance and Transactions (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due from shareholder		$ 11,825	$ 10,839
PTLE Limited [Member]
Related Party Transaction [Line Items]
Due from shareholder	[1]	$ 11,825	$ 10,839

[1]	The balance as of June 30, 2025 and December 31, 2024 represented the advances to PTLE Limited (c) for operational purpose. The amount was unsecured, interest-free and repayable on demand.